Cost Method Investment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost Method Investment [Abstract]
Beginning balance	$ 3,599,831	$ 3,851,071
Addition			3,851,071
Less: impairment loss
Foreign currency adjustment	(156,799)	(251,240)
Ending balance	$ 3,756,630	$ 3,599,831	$ 3,851,071